Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Cash Reserves))	0 Months Ended
Nov. 21, 2012
Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.41%
10 Years	1.51%
Inception Date	Jan. 03, 1989
Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	0.91%
10 Years	1.36%
Inception Date	Aug. 17, 1993
Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	1.29%
10 Years	1.31%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(0.99%)
5 Years	1.29%
10 Years	1.34%
Inception Date	Mar. 01, 2001